Supplemental Guarantor Financial Information - Schedule of Condensed Consolidated Statement of Cash Flows (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
OPERATING ACTIVITIES
Profit of the period	$ 3,595	$ 3,600
Depreciation, amortization and impairment	2,113	2,109
Net finance cost/(income)	3,310	3,331
Income tax expense	1,436	994
Investment income	0
Other items	(107)	(55)
Cash flow from operating activities before changes in working capital and use of provisions	10,347	9,979
Working capital and provisions	(2,580)	(2,640)
Cash generated from operations	7,767	7,338
Interest paid, net	(2,245)	(2,420)
Dividends received	38	60
Income tax paid	(2,338)	(961)
CASH FLOW FROM OPERATING ACTIVITIES	3,222	4,018
INVESTING ACTIVITIES
Acquisition of property, plant and equipment and of intangible assets	(2,127)	(1,723)
Proceeds from sale of property, plant and equipment and of intangible assets	155	144
Proceeds from SAB transaction-related divestitures	(330)	8,651
Taxes on SAB transaction-related divestitures	(100)	(3,521)
Acquisition of subsidiaries, net of cash acquired	(70)	(519)
Sale of subsidiaries, net of cash disposed of	(2)	71
Net of tax proceeds from the sale of assets held for sale	67	4
Net proceeds from sale/(acquisition) of investment in short-term debt securities	1,299	2,788
Net proceeds from sale/(acquisition) of other assets	(69)	(63)
Net repayments/(payments) of loans granted	(73)	282
CASH FLOW FROM INVESTING ACTIVITIES	(1,250)	6,114
FINANCING ACTIVITIES
Intra-group capital reimbursements	0
Purchase of non-controllinginterest	(930)	(63)
Proceeds from borrowings	23,767	10,103
Payments on borrowings	(22,064)	(15,342)
Cash net finance (cost)/income other than interests	(280)	(298)
Dividends paid	(5,132)	(4,475)
CASH FLOW FROM FINANCING ACTIVITIES	(4,640)	(10,075)
Net increase/(decrease) in cash and cash equivalents	(2,668)	57
Cash and cash equivalents less bank overdrafts at beginning of year	10,355	8,395	$ 8,395
Effect of exchange rate fluctuations	210	(1,303)
Cash and cash equivalents less bank overdrafts at end of period	7,898	7,149	10,355
Anheuser- Busch InBev SA/NV [member]
OPERATING ACTIVITIES
Profit of the period	2,955	2,908
Depreciation, amortization and impairment	77	60
Net finance cost/(income)	101	524
Income tax expense	0
Investment income	(2,891)	3,128
Other items	71	63
Cash flow from operating activities before changes in working capital and use of provisions	313	427
Working capital and provisions	(104)	(577)
Cash generated from operations	209	(150)
Interest paid, net	(297)	(889)
Dividends received	0	3
Income tax paid	0
CASH FLOW FROM OPERATING ACTIVITIES	(88)	(1,036)
INVESTING ACTIVITIES
Acquisition of property, plant and equipment and of intangible assets	(64)	(48)
Proceeds from sale of property, plant and equipment and of intangible assets	0
Proceeds from SAB transaction-related divestitures	0
Taxes on SAB transaction-related divestitures	0
Acquisition of subsidiaries, net of cash acquired	0
Sale of subsidiaries, net of cash disposed of	0
Net of tax proceeds from the sale of assets held for sale	0
Net proceeds from sale/(acquisition) of investment in short-term debt securities	1,300	2,700
Net proceeds from sale/(acquisition) of other assets	0
Net repayments/(payments) of loans granted	3,437	(13,563)
CASH FLOW FROM INVESTING ACTIVITIES	4,672	(10,911)
FINANCING ACTIVITIES
Intra-group capital reimbursements	6	(4)
Purchase of non-controllinginterest	0
Proceeds from borrowings	8,396	37,416
Payments on borrowings	(10,995)	(11,692)
Cash net finance (cost)/income other than interests	188	(308)
Dividends paid	(4,473)	(4,254)
CASH FLOW FROM FINANCING ACTIVITIES	(6,890)	21,158
Net increase/(decrease) in cash and cash equivalents	(2,306)	9,211
Cash and cash equivalents less bank overdrafts at beginning of year	(84)	(10,244)	(10,244)
Effect of exchange rate fluctuations	(353)	(379)
Cash and cash equivalents less bank overdrafts at end of period	(2,743)	(1,412)	(84)
Anheuser Busch InBev Worldwide Inc. [member]
OPERATING ACTIVITIES
Profit of the period	926	2,266
Depreciation, amortization and impairment	0
Net finance cost/(income)	1,703	1,483
Income tax expense	(155)	(437)
Investment income	(2,061)	2,793
Other items	0
Cash flow from operating activities before changes in working capital and use of provisions	413	519
Working capital and provisions	815	1,037
Cash generated from operations	1,228	1,556
Interest paid, net	(1,502)	(1,624)
Dividends received	0	126
Income tax paid	0
CASH FLOW FROM OPERATING ACTIVITIES	(274)	58
INVESTING ACTIVITIES
Acquisition of property, plant and equipment and of intangible assets	0
Proceeds from sale of property, plant and equipment and of intangible assets	0
Proceeds from SAB transaction-related divestitures	0
Taxes on SAB transaction-related divestitures	0
Acquisition of subsidiaries, net of cash acquired	0
Sale of subsidiaries, net of cash disposed of	0
Net of tax proceeds from the sale of assets held for sale	0
Net proceeds from sale/(acquisition) of investment in short-term debt securities	0
Net proceeds from sale/(acquisition) of other assets	0
Net repayments/(payments) of loans granted	2,106	3,893
CASH FLOW FROM INVESTING ACTIVITIES	2,106	3,893
FINANCING ACTIVITIES
Intra-group capital reimbursements	0
Purchase of non-controllinginterest	0
Proceeds from borrowings	7,414	2,226
Payments on borrowings	(8,901)	(2,339)
Cash net finance (cost)/income other than interests	0
Dividends paid	0
CASH FLOW FROM FINANCING ACTIVITIES	(1,487)	(113)
Net increase/(decrease) in cash and cash equivalents	345	3,838
Cash and cash equivalents less bank overdrafts at beginning of year	242	155	155
Effect of exchange rate fluctuations	0	(123)
Cash and cash equivalents less bank overdrafts at end of period	588	3,870	242
Anheuser Busch InBev Finance Inc. [member]
OPERATING ACTIVITIES
Profit of the period	7	6
Depreciation, amortization and impairment	0
Net finance cost/(income)	(10)	(9)
Income tax expense	3	3
Investment income	0
Other items	0
Cash flow from operating activities before changes in working capital and use of provisions	0
Working capital and provisions	0
Cash generated from operations	0
Interest paid, net	37	46
Dividends received	0
Income tax paid	(6)	(13)
CASH FLOW FROM OPERATING ACTIVITIES	31	33
INVESTING ACTIVITIES
Acquisition of property, plant and equipment and of intangible assets	0
Proceeds from sale of property, plant and equipment and of intangible assets	0
Proceeds from SAB transaction-related divestitures	0
Taxes on SAB transaction-related divestitures	0
Acquisition of subsidiaries, net of cash acquired	0
Sale of subsidiaries, net of cash disposed of	0
Net of tax proceeds from the sale of assets held for sale	0
Net proceeds from sale/(acquisition) of investment in short-term debt securities	0
Net proceeds from sale/(acquisition) of other assets	0
Net repayments/(payments) of loans granted	5,800	1,500
CASH FLOW FROM INVESTING ACTIVITIES	5,800	1,500
FINANCING ACTIVITIES
Intra-group capital reimbursements	0
Purchase of non-controllinginterest	0
Proceeds from borrowings	0	1,470
Payments on borrowings	(5,737)	(306)
Cash net finance (cost)/income other than interests	0
Dividends paid	0
CASH FLOW FROM FINANCING ACTIVITIES	(5,737)
Net increase/(decrease) in cash and cash equivalents	94	2,697
Cash and cash equivalents less bank overdrafts at beginning of year	9	(618)	(618)
Effect of exchange rate fluctuations	0	68
Cash and cash equivalents less bank overdrafts at end of period	103	2,147	9
Subsidiary Guarantors [member]
OPERATING ACTIVITIES
Profit of the period	3,331	3,817
Depreciation, amortization and impairment	357	378
Net finance cost/(income)	(1,569)	(2,480)
Income tax expense	413	427
Investment income	(611)	291
Other items	(11)	(20)
Cash flow from operating activities before changes in working capital and use of provisions	1,909
Working capital and provisions	(615)	(1,205)
Cash generated from operations	1,294	626
Interest paid, net	107	624
Dividends received	0
Income tax paid	(461)	235
CASH FLOW FROM OPERATING ACTIVITIES	940	1,485
INVESTING ACTIVITIES
Acquisition of property, plant and equipment and of intangible assets	(567)	(228)
Proceeds from sale of property, plant and equipment and of intangible assets	11	2
Proceeds from SAB transaction-related divestitures	0
Taxes on SAB transaction-related divestitures	0	(3,521)
Acquisition of subsidiaries, net of cash acquired	(1,236)	(383)
Sale of subsidiaries, net of cash disposed of	0	42
Net of tax proceeds from the sale of assets held for sale	31
Net proceeds from sale/(acquisition) of investment in short-term debt securities	0
Net proceeds from sale/(acquisition) of other assets	(18)	11
Net repayments/(payments) of loans granted	11,250	(15,079)
CASH FLOW FROM INVESTING ACTIVITIES	9,472	(19,156)
FINANCING ACTIVITIES
Intra-group capital reimbursements	0	4
Purchase of non-controllinginterest	0
Proceeds from borrowings	1,756	10,854
Payments on borrowings	(12,260)	(8,716)
Cash net finance (cost)/income other than interests	109	831
Dividends paid	0
CASH FLOW FROM FINANCING ACTIVITIES	(10,395)	2,973
Net increase/(decrease) in cash and cash equivalents	17	(14,698)
Cash and cash equivalents less bank overdrafts at beginning of year	2,430	19,842	19,842
Effect of exchange rate fluctuations	(51)	(73)
Cash and cash equivalents less bank overdrafts at end of period	2,396	5,071	2,430
Non-Guarantors [member]
OPERATING ACTIVITIES
Profit of the period	3,718	3,449
Depreciation, amortization and impairment	1,679	1,671
Net finance cost/(income)	3,085	3,813
Income tax expense	1,174	1,001
Investment income	(1,778)	2,634
Other items	(167)	(98)
Cash flow from operating activities before changes in working capital and use of provisions	7,712	7,202
Working capital and provisions	(2,676)	(987)
Cash generated from operations	5,036	6,215
Interest paid, net	(590)	(1,850)
Dividends received	38	4
Income tax paid	(1,871)	(1,183)
CASH FLOW FROM OPERATING ACTIVITIES	2,613	3,186
INVESTING ACTIVITIES
Acquisition of property, plant and equipment and of intangible assets	(1,496)	(1,447)
Proceeds from sale of property, plant and equipment and of intangible assets	144	142
Proceeds from SAB transaction-related divestitures	(330)	8,651
Taxes on SAB transaction-related divestitures	(100)
Acquisition of subsidiaries, net of cash acquired	1,166	(136)
Sale of subsidiaries, net of cash disposed of	(2)	29
Net of tax proceeds from the sale of assets held for sale	36	4
Net proceeds from sale/(acquisition) of investment in short-term debt securities	(1)	88
Net proceeds from sale/(acquisition) of other assets	(51)	(74)
Net repayments/(payments) of loans granted	(22,208)	(17,663)
CASH FLOW FROM INVESTING ACTIVITIES	(22,843)	(10,406)
FINANCING ACTIVITIES
Intra-group capital reimbursements	6
Purchase of non-controllinginterest	(930)	(63)
Proceeds from borrowings	46,764	31,269
Payments on borrowings	(25,311)	(23,809)
Cash net finance (cost)/income other than interests	(458)	(821)
Dividends paid	(659)	(348)
CASH FLOW FROM FINANCING ACTIVITIES	19,411
Net increase/(decrease) in cash and cash equivalents	(818)	(992)
Cash and cash equivalents less bank overdrafts at beginning of year	7,758	(740)	(740)
Effect of exchange rate fluctuations	614	(795)
Cash and cash equivalents less bank overdrafts at end of period	7,554	(2,527)	7,758
Eliminations [member]
OPERATING ACTIVITIES
Profit of the period	(7,341)	(8,846)
Depreciation, amortization and impairment	0
Net finance cost/(income)	0
Income tax expense	0
Investment income	7,341	(8,846)
Other items	0
Cash flow from operating activities before changes in working capital and use of provisions	0
Working capital and provisions	0	(908)
Cash generated from operations	0	(908)
Interest paid, net	4	1,273
Dividends received	0	(73)
Income tax paid	0
CASH FLOW FROM OPERATING ACTIVITIES	0	292
INVESTING ACTIVITIES
Acquisition of property, plant and equipment and of intangible assets	0
Proceeds from sale of property, plant and equipment and of intangible assets	0
Proceeds from SAB transaction-related divestitures	0
Sale of subsidiaries, net of cash disposed of	0
Net of tax proceeds from the sale of assets held for sale	0
Net proceeds from sale/(acquisition) of investment in short-term debt securities	0
Net proceeds from sale/(acquisition) of other assets	0
Net repayments/(payments) of loans granted	(458)	41,194
CASH FLOW FROM INVESTING ACTIVITIES	(458)	41,194
FINANCING ACTIVITIES
Intra-group capital reimbursements	0
Purchase of non-controllinginterest	0
Proceeds from borrowings	(40,563)	(73,132)
Payments on borrowings	41,140	31,520
Cash net finance (cost)/income other than interests	(119)
Dividends paid	0	127
CASH FLOW FROM FINANCING ACTIVITIES	458	(41,485)
Net increase/(decrease) in cash and cash equivalents	0	1
Cash and cash equivalents less bank overdrafts at beginning of year	0
Effect of exchange rate fluctuations	0	$ (1)
Cash and cash equivalents less bank overdrafts at end of period	$ 0		$ 0